HOSPITALITY REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from hotel operations	$ 476	$ 430	$ 958	$ 804
Room, food and beverage
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from hotel operations	348	430	675	804
Gaming, and other leisure activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from hotel operations	89	0	222	0
Other hospitality revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from hotel operations	$ 39	$ 0	$ 61	$ 0